Investment Securities and Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities and Mortgage-Backed Securities
Schedule of the amortized cost and estimated fair values of the securities available-for-sale and securities held-to-maturity

	2012
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$47,210,403	$150,734	$(77,220)	$47,283,917
Corporate	40,740,074	1,005,611	(1,601,152)	40,144,533
Agency asset backed securities	5,799,929	29,163	—	5,829,092
Trust preferred securities	5,583,365	1,568,106	(1,530,026)	5,621,445
State and municipals	39,924,420	2,796,651	—	42,721,071
Small Business Administration	13,302,540	463,418	(119)	13,765,839
	$152,560,731	$6,013,683	$(3,208,517)	$155,365,897

Residential Mortgage-Backed Securities
Fannie Mae	$20,697,976	$830,766	$(5,100)	$21,523,642
Freddie Mac	24,806,455	214,327	(26,821)	24,993,961
Government National Mortgage Assoc.	23,820,572	1,017,546	(18,788)	24,819,330
Collateralized Mortgage Obligations	1,574,116	92,315	—	1,666,431
	$70,899,119	$2,154,954	$(50,709)	$73,003,364

Total available-for-sale	$223,459,850	$8,168,637	$(3,259,226)	$228,369,261

	2012
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$1,000,000	$38,765	$—	$1,038,765
State and municipals	9,779,376	938,501	—	10,717,877
Small Business Administration	394,073	2,747	—	396,820
	$11,173,449	$980,013	$—	$12,153,462

Residential Mortgage-Backed Securities
Fannie Mae	$9,723,174	$404,674	$—	$10,127,848
Freddie Mac	3,142,362	106,836	—	3,249,198
Government National Mortgage Assoc.	5,038,380	211,526	—	5,249,906
	$17,903,916	$723,036	$—	$18,626,952

Total held-to-maturity	$29,077,365	$1,703,049	$—	$30,780,414

	2011
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$30,422,316	$172,868	$(17,206)	$30,577,978
Corporate	33,306,190	395,037	(2,224,944)	31,476,283
Agency asset backed securities	1,918,794		(15,116)	1,903,678
Trust preferred securities	6,266,366	—	(2,651,506)	3,614,860
State and municipals	45,524,498	2,509,938	—	48,034,436
Small Business Administration	9,994,830	159,986	(4,224)	10,150,592
	$127,432,994	$3,237,829	$(4,912,996)	$125,757,827

Residential Mortgage-Backed Securities
Fannie Mae	$34,618,961	$818,913	$—	$35,437,874
Freddie Mac	7,160,805	222,023	—	7,382,828
Government National Mortgage Assoc.	22,124,507	893,393	—	23,017,900
Collateralized Mortgage Obligations	2,079,149	18,658	(89,070)	2,008,737
	$65,983,422	$1,952,987	$(89,070)	$67,847,339

Total available-for-sale	$193,416,416	$5,190,816	$(5,002,066)	$193,605,166

	2011
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$13,626,745	$192,658	$—	$13,819,403
State and municipals	8,161,012	1,102,047	—	9,263,059
Small Business Administration	503,493	5,563	—	509,056
	$22,291,250	$1,300,268	$—	$23,591,518

Residential Mortgage-Backed Securities
Fannie Mae	$14,131,508	$450,044	$—	$14,581,552
Freddie Mac	4,630,790	111,961	—	4,742,751
Government National Mortgage Assoc.	6,145,362	203,020	—	6,348,382
	$24,907,660	$765,025	$—	$25,672,685

Total held-to-maturity	$47,198,910	$2,065,293	$—	$49,264,203

Schedule of amortized cost and fair value of investment securities portfolio by expected maturities

	Available-for-sale		Held-to-maturity
	December 31, 2012		December 31, 2012
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Within one year	$136,270	$138,138	$939,145	$944,484
After one year through five years	25,051,575	25,902,803	2,382,914	2,512,171
After five years through ten years	47,229,318	48,947,258	6,988,346	7,689,999
After ten years	80,143,568	80,377,698	863,044	1,006,808
Total	$152,560,731	$155,365,897	$11,173,449	$12,153,462

Schedule of sales of available-for-sale securities
	2012	2011	2010

Proceeds	$38,519,694	$52,262,277	$45,899,020
Gross Gains	$830,618	$782,710	$1,549,848
Gross Losses	$34,337	$356,980	$27,588

Schedule of securities with unrealized losses

	Less than 12 Months		More than 12 Months		Total
December 31, 2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$17,430,998	$(77,220)	$—	$—	$17,430,998	$(77,220)
Corporate	10,922,340	(136,641)	9,526,184	(1,464,511)	20,448,524	(1,601,152)
Trust preferred securities	—	—	1,174,155	(1,530,026)	1,174,155	(1,530,026)
Small Business Administration	—	—	942,463	(119)	942,463	(119)
Fannie Mae	3,543,032	(5,100)	—	—	3,543,032	(5,100)
Freddie Mac	5,909,171	(26,821)	—	—	5,909,171	(26,821)
Government National Mortgage Assoc	2,702,342	(18,788)	—	—	2,702,342	(18,788)

Total available-for-sale	$40,507,883	$(264,570)	$11,642,802	$(2,994,656)	$52,150,685	$(3,259,226)

	Less than 12 Months		More than 12 Months		Total
December 31, 2011	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$3,981,580	$(17,206)	$—	$—	$3,981,580	$(17,206)
Corporate	14,643,990	(587,374)	6,352,685	(1,637,570)	20,996,675	(2,224,944)
Agency asset backed securities	1,903,678	(15,116)	—	—	1,903,678	(15,116)
Trust preferred securities	—	—	3,614,860	(2,651,506)	3,614,860	(2,651,506)
Small Business Administration	1,046,665	(4,204)	5,104	(20)	1,051,769	(4,224)
Collateralized Mortgage Obligations	—	—	723,689	(89,070)	723,689	(89,070)

Total available-for-sale	$21,575,913	$(623,900)	$10,696,338	$(4,378,166)	$32,272,251	$(5,002,066)

Schedule of detailed information related to the trust preferred securities

The following table provides detailed information related to the trust preferred securities held as of December 31, 2012:

									Expected
							Number of	Actual	Additional	Excess
							Banks and	Deferrals and	Deferrals and	Subordination
							Insurance	Defaults	Defaults	Defaults
				Unrealized			Companies	as % of	as % of	as % of
		Book	Fair	Gain	Realized	Lowest	Currently	Original	Performing	Performing
Description	Class	Value (2)	Value	(Loss)	Loss (2) (3)	Rating (1)	Performing	Collateral	Collateral	Collateral

Preferred Term Ltd	Mezz	$609,698	$991,219	$381,521	$337,591	C	12	39.00%	6.64%	-21.41%
Preferred Term Ltd	Mezz	1,235,248	1,903,141	667,893	683,159	C	12	39.00%	6.64%	-21.41%
Preferred Term Ltd	Mezz	823,499	1,268,760	445,261	455,440	C	12	39.00%	6.64%	-21.41%
Preferred Term X	B-3	755,634	520,044	(235,590)	1,163,085	C	34	35.70%	15.22%	-34.67%
Preferred Term XV	B-2	634,119	262,506	(371,613)	365,881	C	50	32.20%	10.79%	-42.51%
Preferred Term XV	B-3	640,993	269,017	(371,976)	359,007	C	50	32.20%	10.79%	-42.51%
Preferred Term XXVI	C-1	673,435	122,588	(550,847)	311,757	C	47	29.10%	21.14%	-20.06%
Preferred Term XXVI	D-1	—	—	—	496,788	C	47	29.10%	21.14%	-30.81%
MMCF IX	B-2	210,739	284,170	73,431	710,345	CC	17	41.06%	8.13%	-52.97%

		$5,583,365	$5,621,445	$38,080	$4,883,053

(1)  The table above presents ratings information as of December 31, 2012.  The securities had “investment grade” ratings by Moody’s (Baa2 or better) at the time of purchase, but have since been downgraded by the ratings agencies

(2)  Book value has been reduced by realized losses to reflect a new amortized cost basis.

(3)  Represents life to date cumulative loss recognized in the income statement.

Schedule of assumptions used in the models

Significant inputs at December 31, 2012

Annual prepayment	1% annually
Projected severity of loss on current defaults	100%
Projected severity of loss on current deferrals	0% - 80%
Projected severity of loss on specific deferrals	0% - 80%
Projected additional defaults:	0.375% applied annually
Projected severity of loss on additional defaults	50 - 65%
Present value discount rates for OTTI	3.34% - 9.91%
Present value discount rates for fair value	12% - 15%

Schedule of roll-forward of credit losses recognized in earnings

	2012	2011	2010
Beginning Balance	$6,107,221	$5,739,797	$3,316,686
Additions for credit losses on securities for which no previous other-than-temporary impairment was recognized	—	75,334	311,757
Increases to credit losses on securities for which other-than-temporary impairment was previously recognized	—	292,090	2,111,354
Reductions for previous credit losses realized on securities sold during the year	—	—	—
Reductions for previous credit losses related to securities the Company now intends to sell or will be more likely than not required to sell	—	—	—
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(228,555)	—	—
Ending Balance	$5,878,666	$6,107,221	$5,739,797